CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares shares in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common limited partner capital, units issued	42,063	34,427
Common limited partner capital, units outstanding	42,063	34,427
Subordinated limited partner capital, units issued	24,410	24,410
Subordinated limited partner capital, units outstanding	24,410	24,410
General partner interests, units issued	1,355	1,201
General partner interests, units outstanding	1,355	1,201